Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 28, 2014
Prudential Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 21 of the Fund's Prospectus and in Rights of Accumulation on page 39 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the Fund's first fiscal year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1 Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will seek to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets in equity and equity-related securities. The Fund may invest in issuers of all market capitalization ranges and will primarily invest in US issuers. The Fund considers US issuers to be issuers listed on a US exchange. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund will employ a “long-short” strategy, utilizing both long and short positions in equities and equity-related securities. A long position arises where the Fund holds a security in its portfolio. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security. The Fund’s long positions will be approximately 100% of the Fund’s portfolio value. To adjust the Fund's market exposure, QMA may vary its short positions from 20% to 80%. The Fund is expected to typically maintain a net long market exposure between 20% to 80%. The Fund‘s strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

QMA’s equity investment strategy employs a quantitatively driven, bottom up investment process. The stock selection process utilizes an adaptive model that evaluates stocks differently based on their growth expectations. The market exposure may vary and will be based on a combination of multiple analytical and forecasting tools, as well as portfolio manager judgment and discretion. QMA constructs a portfolio that seeks to maximize the portfolio’s investment in the most attractive stocks identified by the model subject to risk constraints.

		Equity and equity-related securities include common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts, and other derivative instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Loss of money is a risk of investing in the Fund. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the US government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Short Sales Risk. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Short sales result in dividend and interest expenses due in part to paying the value of dividends to the securities’ lenders. A portion of these costs are expected to be offset by market value gains on the short position in relation to the value of dividends paid. These offsets are treated as capital gain in the Fund’s financial statements and, therefore, are not reflected in the fee table. The actual amount of offset may vary due to other market activity.

Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.

Because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender, which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Selling securities short is a form of leverage. The Fund must maintain collateral at least equal to the current market value of the security sold short. The use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's holdings, and make any change in the Fund's net asset value (NAV) greater than it would be without the use of leverage. This could result in increased volatility of investment returns. The Fund is required to segregate cash or other liquid assets with its custodian to “cover” the Fund's short positions and other transactions that create leverage. Securities that are segregated or otherwise posted as collateral cannot be sold while the position they are covering or collateralizing is outstanding, unless they are replaced with similar securities. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Leverage may also increase interest expense, which may lower the Fund's returns.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk. QMA uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models QMA uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by QMA’s models. Additionally, the quantitative techniques that underlie QMA’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While QMA strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide QMA's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Active Trading Risk. The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences.

		For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present.
Prudential Long-Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
+ Dividend and interest expenses on short sales	rr_Component1OtherExpensesOverAssets	0.60%	[2]
+ Other expenses	rr_OtherExpensesOverAssets	1.00%	[3]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.30%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	775
3 Years	rr_ExpenseExampleYear03	1,426
1 Year	rr_ExpenseExampleNoRedemptionYear01	775
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,426
Prudential Long-Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
+ Dividend and interest expenses on short sales	rr_Component1OtherExpensesOverAssets	0.60%	[2]
+ Other expenses	rr_OtherExpensesOverAssets	1.00%	[3]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.00%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	3.10%
1 Year	rr_ExpenseExampleYear01	413
3 Years	rr_ExpenseExampleYear03	1,136
1 Year	rr_ExpenseExampleNoRedemptionYear01	313
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,136
Prudential Long-Short Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
+ Dividend and interest expenses on short sales	rr_Component1OtherExpensesOverAssets	0.60%	[2]
+ Other expenses	rr_OtherExpensesOverAssets	1.00%	[3]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.00%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	843
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 843

[1]	The distributor of the Fund has contractually agreed through July 31, 2015 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2015 without the prior approval of the Fund's Board of Trustees.
[2]	Dividend and interest expenses on short sales reflect the dividends and other expenses relating to short sales. These amounts are estimates and will vary depending on the Fund's actual usage of short sales.
[3]	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the Fund's first fiscal year of operations.
[4]	The manager of the Fund has contractually agreed through July 31, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes, brokerage, dividend and interest expenses related to short sales, extraordinary and certain other expenses) of each class of shares of the Fund to 1.50% of the Fund's average daily net assets. This expense cap may not be terminated prior to July 31, 2015 without the prior approval of the Fund's Board of Trustees.